Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income
2024	$2,351,397	$8,729,586	$240,551	$124,239	$31.37	$(10,513,000)
2023	$1,808,810	$1,808,810	$737,838	$463,972	$113.10	$(29,050,000)
2022	$1,671,697	$1,671,697	$723,444	$657,748	$18.83	$(27,271,000)

Named Executive Officers, Footnote [Text Block]		The dollar amounts reported are the amounts of total compensation for our former PEO, Kenneth L. Londoner, and Anthony Amato, as disclosed in the Summary Compensation Table for fiscal years 2024 and 2023.The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, namely Ferdinand Groenewald and Steve Chaussy for fiscal years 2024 and 2023. Mr. Groenewald has served as the Company’s interim Chief Financial Officer since June 5, 2024. Mr. Chaussy served as the Company’s Chief Financial Officer from January 1, 2018 to February 6, 2023.
PEO Total Compensation Amount	[1]	$ 2,351,397	$ 1,808,810	$ 1,671,697
PEO Actually Paid Compensation Amount	[2]	$ 8,729,586	1,808,810	1,671,697
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Fair Value of Awards that Failed to Vest during the Year	Compensation Actually Paid to PEO
2024	$2,351,397	$(2,105,638)	$5,319,323	$2,453,981	$754,023	$0	$(43,500)	$8,729,586
2023	$1,808,810	$(831,908)	$0	$0	$831,908	$0	$0	$1,808,810
2022	$1,671,697	$(504,000)	$0	$0	$504,000	$0	$0	$1,671,697

(1)	Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 240,551	737,838	723,444
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 124,239	463,972	657,748
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-PEO NEOs as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards for Non- PEO NEOs(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Fair Value of Awards that Failed to Vest during the Year	Compensation Actually Paid to Non-PEO NEOs
2024	$721,653	$(504,225)	$0	$0	$486,575	$95,495	$(426,782)	$372,716
2023	$1,475,675	$(892,875)	$0	$0	$892,875	$0	$0	$1,475,675
2022	$723,444	$(318,931)	$92,235	$0	$161,000	$0	$0	$657,748

(1)	Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table.

Total Shareholder Return Amount	[5]	$ 31.37	113.10	18.83
Net Income (Loss) Attributable to Parent		$ (10,513,000)	$ (29,050,000)	(27,271,000)
PEO Name		Kenneth L. Londoner, and Anthony Amato	Kenneth L. Londoner, and Anthony Amato
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 2,351,397	$ 1,808,810	1,671,697
PEO Actually Paid Compensation Amount		8,729,586	1,808,810	1,671,697
PEO [Member] | Reported Value of Equity Awards for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(2,105,638)	(831,908)	(504,000)
PEO [Member] | Fair Value as of Year End for Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,319,323	0	0
PEO [Member] | Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,453,981	0	0
PEO [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		754,023	831,908	504,000
PEO [Member] | Fair Value Increase or Decrease From Prior Year End for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Fair Value Of Awards That Failed To Vest During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(43,500)	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		721,653	1,475,675	723,444
Non-PEO NEO Average Compensation Actually Paid Amount		372,716	1,475,675	657,748
Non-PEO NEO [Member] | Fair Value as of Year End for Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	92,235
Non-PEO NEO [Member] | Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		486,575	892,875	161,000
Non-PEO NEO [Member] | Fair Value Increase or Decrease From Prior Year End for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		95,495	0	0
Non-PEO NEO [Member] | Fair Value Of Awards That Failed To Vest During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(426,782)	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (504,225)	$ (892,875)	$ (318,931)

[1]	The dollar amounts reported are the amounts of total compensation for our former PEO, Kenneth L. Londoner, and Anthony Amato, as disclosed in the Summary Compensation Table for fiscal years 2024 and 2023.
[2]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Londoner and Mr. Amato during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.
[3]	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, namely Ferdinand Groenewald and Steve Chaussy for fiscal years 2024 and 2023. Mr. Groenewald has served as the Company’s interim Chief Financial Officer since June 5, 2024. Mr. Chaussy served as the Company’s Chief Financial Officer from January 1, 2018 to February 6, 2023.
[4]	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO in the Summary Compensation Table for fiscal years 2024 and 2023, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.
[5]	Assumes an investment of $100 for the period starting on December 31, 2022 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on The Nasdaq Capital Market, as applicable, on the following trading days were: (i) $4.20 on December 30, 2022; (ii) $4.75 on December 29, 2023; and (iii) $1.49 on December 31, 2024.
[6]	Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table.